SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Related Assets
%

Computers and software	33
Office furniture and equipment	20
Machinery and lab equipment	12.5-25
Leasehold improvements	Over the shorter of the related lease period or the useful life of the assets

Summary of Changes in Warranty Provision
	Year ended December 31,
	2023	2022

Balance at the beginning of the year	$330	$60
Warranty provision	361	620
Warranty claims settled	(106)	(350)

Balance at the end of the year	$585	$330